Schedule of sensitivity analysis for foreign exchange risk on financial instruments (Details) $ in Millions	Jun. 30, 2022 USD ($)
Dollar Per Real [member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	$ (17,654)
Dollar Per Real [member] | Cash flow hedges [member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	64,626
Dollar Per Real [member] | Exchange Rate Cross Currency Swap [Member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(574)
Dollar Per Real [member] | Probable Scenario [member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(40)
Dollar Per Real [member] | Probable Scenario [member] | Cash flow hedges [member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	148
Dollar Per Real [member] | Probable Scenario [member] | Exchange Rate Cross Currency Swap [Member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(1)
Dollar Per Real [member] | Probable Stressed Scenario Of Twenty Five Percentage [member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(4,414)
Dollar Per Real [member] | Probable Stressed Scenario Of Twenty Five Percentage [member] | Cash flow hedges [member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	16,156
Dollar Per Real [member] | Probable Stressed Scenario Of Twenty Five Percentage [member] | Exchange Rate Cross Currency Swap [Member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(144)
Dollar Per Real [member] | Probable Stressed Scenario Of Fifty Percentage [member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(8,827)
Dollar Per Real [member] | Probable Stressed Scenario Of Fifty Percentage [member] | Cash flow hedges [member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	32,313
Dollar Per Real [member] | Remote Scenario [member] | Exchange Rate Cross Currency Swap [Member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(287)
Euro Per Real [member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(125)
Euro Per Real [member] | Probable Stressed Scenario Of Fifty Percentage [member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(62)
Pound Sterling Per Real [member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(18)
Pound Sterling Per Real [member] | Probable Stressed Scenario Of Twenty Five Percentage [member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	1
Pound Sterling Per Real [member] | Probable Stressed Scenario Of Fifty Percentage [member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(10)
Euro Per Dollar [member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(933)
Euro Per Dollar [member] | Probable Scenario [member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(3)
Euro Per Dollar [member] | Probable Stressed Scenario Of Twenty Five Percentage [member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(233)
Euro Per Dollar [member] | Probable Stressed Scenario Of Fifty Percentage [member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(467)
Derivatives Assets [member] | Probable Scenario [member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	3
Pound Sterling Per Dollar [member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(19,090)
Pound Sterling Per Dollar [member] | Currency swap contract [member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	1,246
Pound Sterling Per Dollar [member] | Non Deliverable Forward [member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(360)
Pound Sterling Per Dollar [member] | Probable Scenario [member] | Currency swap contract [member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	4
Pound Sterling Per Dollar [member] | Probable Stressed Scenario Of Twenty Five Percentage [member] | Currency swap contract [member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	312
Pound Sterling Per Dollar [member] | Probable Stressed Scenario Of Fifty Percentage [member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(181)
Pound Sterling Per Dollar [member] | Probable Stressed Scenario Of Fifty Percentage [member] | Currency swap contract [member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	623
Currency risk [member] | Probable Scenario [member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(44)
Currency risk [member] | Probable Stressed Scenario Of Twenty Five Percentage [member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(4,772)
[custom:AdjustmentInRiskExposureAssociatedWithInstrumentsSharingCharacteristic2-0]	(90)
Currency risk [member] | Probable Stressed Scenario Of Fifty Percentage [member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(9,546)
Derivatives Assets [member] | Dollar Per Real [member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	4,458
Derivatives Assets [member] | Dollar Per Real [member] | Probable Stressed Scenario Of Twenty Five Percentage [member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	1,115
Derivatives Assets [member] | Dollar Per Real [member] | Probable Stressed Scenario Of Fifty Percentage [member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	2,229
Derivatives Assets [member] | Euro Per Real [member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic1	3
Derivatives Assets [member] | Euro Per Real [member] | Probable Stressed Scenario Of Twenty Five Percentage [member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic1	1
Derivatives Assets [member] | Euro Per Real [member] | Probable Stressed Scenario Of Fifty Percentage [member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	1
Adjustment in risk exposure associated with instruments sharing characteristic1	2
Derivatives Assets [member] | Pound Sterling Per Real [member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	2
Derivatives Assets [member] | Euro Per Dollar [member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	936
Derivatives Assets [member] | Euro Per Dollar [member] | Probable Scenario [member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(64)
Derivatives Assets [member] | Euro Per Dollar [member] | Probable Stressed Scenario Of Twenty Five Percentage [member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	234
Derivatives Assets [member] | Euro Per Dollar [member] | Probable Stressed Scenario Of Fifty Percentage [member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	468
Derivatives Assets [member] | Pound Sterling Per Dollar [member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	1,661
Derivatives Assets [member] | Pound Sterling Per Dollar [member] | Probable Scenario [member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	5
Derivatives Assets [member] | Pound Sterling Per Dollar [member] | Probable Stressed Scenario Of Twenty Five Percentage [member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	415
Derivatives Assets [member] | Pound Sterling Per Dollar [member] | Probable Stressed Scenario Of Fifty Percentage [member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	830
Derivative Assets [Member] | Dollar Per Real [member] | Probable Scenario [member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	10
Derivative liabilities [member] | Dollar Per Real [member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(86,164)
Derivative liabilities [member] | Dollar Per Real [member] | Probable Scenario [member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(197)
Derivative liabilities [member] | Dollar Per Real [member] | Probable Stressed Scenario Of Twenty Five Percentage [member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(21,541)
Derivative liabilities [member] | Dollar Per Real [member] | Probable Stressed Scenario Of Fifty Percentage [member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(43,082)
Derivative liabilities [member] | Euro Per Real [member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(128)
Derivative liabilities [member] | Euro Per Real [member] | Probable Stressed Scenario Of Twenty Five Percentage [member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(4)
Derivative liabilities [member] | Pound Sterling Per Real [member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(20)
Derivative liabilities [member] | Pound Sterling Per Real [member] | Probable Scenario [member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(1)
Derivative liabilities [member] | Pound Sterling Per Real [member] | Probable Stressed Scenario Of Twenty Five Percentage [member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(5)
Derivative liabilities [member] | Pound Sterling Per Real [member] | A credit grades [member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(32)
Derivative liabilities [member] | Euro Per Dollar [member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(1,869)
Derivative liabilities [member] | Euro Per Dollar [member] | Probable Scenario [member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(6)
Derivative liabilities [member] | Euro Per Dollar [member] | Probable Stressed Scenario Of Twenty Five Percentage [member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(467)
Derivative liabilities [member] | Euro Per Dollar [member] | Probable Stressed Scenario Of Fifty Percentage [member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(935)
Derivative liabilities [member] | Pound Sterling Per Dollar [member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(3,267)
Derivative liabilities [member] | Pound Sterling Per Dollar [member] | Probable Scenario [member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(9)
Derivative liabilities [member] | Pound Sterling Per Dollar [member] | Probable Stressed Scenario Of Twenty Five Percentage [member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(817)
Derivative liabilities [member] | Pound Sterling Per Dollar [member] | Probable Stressed Scenario Of Fifty Percentage [member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(9)
Derivative liabilities [member] | Pound Sterling Per Dollar [member] | AAA credit grades One [member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(1,634)
Derivative liabilities1 [member] | Pound Sterling Per Real [member] | Probable Scenario [member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(1)
Derivative liabilities1 [member] | Pound Sterling Per Real [member] | A credit grades [member]
DisclosureRiskManagementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	$ (31)